NOTE 11 - SEGMENTS - Schedule of Operating Activities by Geographic Segment (Details) - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenues	$ 21,936,634	$ 64,702,018	$ 16,516,739	$ 44,910,006	$ 65,055,661	$ 46,842,717	$ 64,702,018	$ 44,910,006
Cost of revenue	20,621,674	63,168,303	15,675,687	43,947,654	62,410,367	45,469,730	63,168,303	43,947,654
Gross profit	1,314,960	1,533,715	841,052	962,352	2,645,294	1,372,987	1,533,715	962,352
Operating expenses
General and administration	1,256,147	4,517,631	957,195	4,174,367	3,390,097	3,664,473	4,517,631	4,174,367
Operating loss	58,813	(2,983,916)	(116,143)	(3,212,015)	(744,803)	(2,291,486)	(2,983,916)	(3,212,015)
Other income (expense)	(31,501)	(880,085)	4,925	(3,487,315)	(38,073)	(820,593)	(880,085)	(3,487,315)
Net loss	27,312	(3,864,001)	(111,218)	(6,699,330)	(782,876)	(3,112,079)	(3,864,001)	(6,699,482)
Assets
Current assets	6,141,182	6,566,524		3,581,584	6,141,182		6,566,524	3,581,584
Non-current assets	6,076,938	2,493,118		2,370,183	6,076,938		2,493,118	2,370,183
Liabilities
Current liabilities	2,769,981	2,363,015		7,911,939	2,769,981		2,363,015	7,911,939
Non-current liabilities	246,473	275,729		$ 434,864	246,473		275,729	$ 434,864
U S A [Member]
Segment Reporting Information [Line Items]
Revenues	22,364,201		15,347,282		63,898,961	43,404,674
Cost of revenue	21,226,541		14,706,065		61,838,539	42,487,024
Gross profit	1,137,660		641,217		2,060,422	917,650
Operating expenses
General and administration	1,089,194		738,578		2,792,287	3,077,319
Operating loss	48,466		(97,361)		(731,865)	(2,159,669)
Other income (expense)	(29,411)		1,525		(45,938)	(839,316)
Net loss	19,055		(95,836)		(777,803)	(2,998,985)
Assets
Current assets	5,628,559	5,783,859			5,628,559		5,783,859
Non-current assets	11,660,618	4,468,491			11,660,618		4,468,491
Liabilities
Current liabilities	1,729,868	1,070,972			1,729,868		1,070,972
Non-current liabilities
Switzerland [Member]
Segment Reporting Information [Line Items]
Revenues	1,291,688		1,189,230		3,554,591	3,474,215
Cost of revenue	1,114,388		989,395		2,969,719	3,018,878
Gross profit	177,300		199,835		584,872	455,337
Operating expenses
General and administration	166,953		218,617		597,810	587,154
Operating loss	10,347		(18,782)		(12,938)	(131,817)
Other income (expense)	(2,090)		3,400		7,865	18,723
Net loss	8,257		(15,382)		(5,073)	(113,094)
Assets
Current assets	1,091,622	997,216			1,091,622		997,216
Non-current assets	600,882	609,189			600,882		609,189
Liabilities
Current liabilities	1,619,112	1,506,594			1,619,112		1,506,594
Non-current liabilities	246,473	275,729			246,473		275,729
Elimination [Member]
Segment Reporting Information [Line Items]
Revenues	(1,719,255)		(19,773)		(2,397,891)	(36,172)
Cost of revenue	(1,719,255)		(19,773)		(2,397,891)	(36,172)
Gross profit
Operating expenses
General and administration
Operating loss
Other income (expense)
Net loss
Assets
Current assets	(578,999)	(214,551)			(578,999)		(214,551)
Non-current assets	(6,184,562)	(2,584,562)			(6,184,562)		(2,584,562)
Liabilities
Current liabilities	(578,999)	(214,551)			(578,999)		(214,551)
Non-current liabilities